Financing Arrangements - Summary of Debt (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of debt outstanding:
Total	$ 5,224,795	$ 4,782,538	$ 7,171,252
Unamortized discount	(83,336)	(145,835)	(67,327)
Total debt, net	5,141,459	4,636,703	7,103,925
Less: current maturities	2,574,973	2,070,217	3,170,672
Long-term portion	2,566,486	2,566,486	3,933,253
Notes Payable to Directors and Affiliates
Summary of debt outstanding:
Total	$ 1,850,000	$ 1,350,000	$ 2,350,000
Convertible Term Loans, due December 2016, interest at 10%
Summary of debt outstanding:
Interest rate (as a percentage)	10.00%	10.00%	10.00%
Total	$ 2,300,000	$ 2,300,000	$ 500,000
Series Subordinated Notes, due April 2015 Stated interest rate of 12%
Summary of debt outstanding:
Interest rate (as a percentage)	12.00%	12.00%	12.00%
Total	$ 582,715	$ 613,808	$ 863,808
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12%
Summary of debt outstanding:
Proceeds from one or more private placements of debt or equity securities that would trigger the debt instrument to become due	10,000,000	10,000,000
Total	$ 74,486	$ 74,486
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12% | Minimum
Summary of debt outstanding:
Interest rate (as a percentage)	8.25%	8.25%
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12% | Maximum
Summary of debt outstanding:
Interest rate (as a percentage)	12.00%	12.00%
Note Payable, due August 2021, interest at 0%
Summary of debt outstanding:
Interest rate (as a percentage)	0.00%	0.00%
Total	$ 192,000	$ 192,000
Installment Note Payable - Bank
Summary of debt outstanding:
Total	$ 225,594	$ 252,244	$ 137,383